Business Acquisition - Acquisition date fair value of the consideration transferred (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Jun. 30, 2021
Business Acquisition
Cash Acquired	$ 1	$ 6,450
Trade Receivables	3,289	48,729
Inventory	5,232	70,267
Intangibles	9,031
Other Assets	19	1,779
Accounts Payable	(24,820)	(48,770)
Total identifiable net assets (liabilities)	(7,248)	80,359
Goodwill	$ 7,248
Cash at Close		71,859
Note to Seller		8,500
Accrued Expenses		(734)
Property and Equipment		$ 2,638